Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Capital stock		Treasury shares		Initial public offering expenses		Reserves		Capital stock issue discount		Currency translation adjustment		Retained earnings		Total		Non-controlling interest	Acquisition reserve
Beginning balance at Dec. 31, 2016		$ 5,166,593	$ 2,004,743	[1],[2]	$ (150,000)	[1],[2]	$ (23,295)	[1]	$ 1,420,171	[1],[3]	$ (2,324,866)	[1],[4]	$ (2,336,929)	[1]	$ 5,801,474	[1]	$ 4,391,298	[1]	$ 775,295
Changes in equity [abstract]
Profit for the year		1,022,927													886,219	[1]	886,219	[1]	136,708
Other comprehensive income (loss) for the year
Currency translation adjustment		(104,393)											(66,735)	[1]			(66,735)	[1]	(37,658)
Remeasurement of post employment benefit obligations		(6,198)							(4,642)	[1],[3]							(4,642)	[1]	(1,556)
Cash flow hedges and others, net of tax		628							504	[1],[3]							504	[1]	124
Others		95							88	[1],[3]							88	[1]	7
Total comprehensive income for the year		913,059							(4,050)	[1],[3]			(66,735)	[1]	886,219	[1]	815,434	[1]	97,625
Dividends paid in cash	[5]	(196,308)													(196,308)	[1]	(196,308)	[1]	0
Dividends paid in cash to non-controlling interest	[6]	(30,573)																	(30,573)
Ending balance at Dec. 31, 2017		$ 5,852,771	2,004,743	[1],[2],[7],[8]	$ (150,000)	[1],[2],[7],[8]	(23,295)	[1],[7]	1,416,121	[1],[3],[7],[9]	(2,324,866)	[1],[4],[7],[10]	(2,403,664)	[1],[7]	6,491,385	[1],[7]	5,010,424	[1],[7]	842,347
Other comprehensive income (loss) for the year
Dividends paid, per share (in dollars per share)		$ 0.10
Dividends paid, USD per ADS (in dollars per share)		$ 1.00
Dividends not paid on Treasury Shares		$ 4,200
Number of shares authorised (in shares)		3,500,000,000.0
Par value per share (in dollars per share)		$ 1.00
Number of shares issued (in shares)		2,004,743,442
Number of shares in entity held by entity or by its subsidiaries or associates					41,666,666
Legal reserve		$ 200,500
Undistributed reserve		1,400,000
Reserve of cash flow hedges, net of tax		600
Other reserves																				$ (88,500)
Profit for the year		1,662,132													1,506,647	[7]	1,506,647	[7]	155,485
Currency translation adjustment		(449,981)											(298,813)	[7]			(298,813)	[7]	(151,168)
Remeasurement of post employment benefit obligations		(32,784)							(29,418)	[7],[9]							(29,418)	[7]	(3,366)
Cash flow hedges and others, net of tax		(205)							(288)	[7],[9]							(288)	[7]	83
Others		(1,312)							(1,164)	[7],[9]							(1,164)	[7]	(148)
Total comprehensive income for the year		1,177,850							(30,870)	[7],[9]	0	[7],[10]	(298,813)	[7]	1,506,647	[7]	1,176,964	[7]	886
Dividends paid in cash	[11]	(215,938)													(215,938)	[7]	(215,938)	[7]	0
Dividends paid in cash to non-controlling interest	[12]	(20,940)																	(20,940)
Ending balance at Dec. 31, 2018		$ 7,484,576	2,004,743	[7],[8],[13],[14]	$ (150,000)	[7],[8],[13],[14]	(23,295)	[7],[13]	1,385,701	[7],[9],[13],[15]	(2,324,866)	[7],[10],[13],[16]	(2,702,477)	[7],[13]	8,203,449	[7],[13]	6,393,255	[7],[13]	1,091,321
Other comprehensive income (loss) for the year
Dividends paid, per share (in dollars per share)		$ 0.11
Dividends paid, USD per ADS (in dollars per share)		$ 1.10
Dividends not paid on Treasury Shares		$ 4,600
Number of shares authorised (in shares)		3,500,000,000.0
Par value per share (in dollars per share)		$ 1.00
Number of shares issued (in shares)		2,004,743,442
Number of shares in entity held by entity or by its subsidiaries or associates					41,666,666
Legal reserve		$ 200,500
Undistributed reserve		1,400,000
Reserve of cash flow hedges, net of tax		500
Other reserves																				(88,500)
Profit for the year		630,045													564,269	[13]	564,269	[13]	65,776
Currency translation adjustment		(61,925)											(57,569)	[13]			(57,569)	[13]	(4,356)
Remeasurement of post employment benefit obligations		(67,207)							(60,730)	[13],[15]							(60,730)	[13]	(6,477)
Cash flow hedges and others, net of tax		(525)							(268)	[13],[15]							(268)	[13]	(257)
Others		(202)							(229)	[13],[15]							(229)	[13]	27
Total comprehensive income for the year		500,186							(61,227)	[13],[15]			(57,569)	[13]	564,269	[13]	445,473	[13]	54,713
Dividends paid in cash	[17]	(235,569)													(235,569)	[13]	(235,569)	[13]	0
Dividends paid in cash to non-controlling interest	[18]	(28,530)																	(28,530)
Acquisition of non-controlling interest	[19]	(5,790)							8,506	[13],[15]							8,506	[13]	(14,296)
Ending balance at Dec. 31, 2019		$ 7,714,873	$ 2,004,743	[13],[14]	$ (150,000)	[13],[14]	$ (23,295)	[13]	$ 1,332,980	[13],[15]	$ (2,324,866)	[13],[16]	$ (2,760,046)	[13]	$ 8,532,149	[13]	$ 6,611,665	[13]	$ 1,103,208
Other comprehensive income (loss) for the year
Dividends paid, per share (in dollars per share)		$ 0.12
Dividends paid, USD per ADS (in dollars per share)		$ 1.12
Dividends not paid on Treasury Shares		$ 5,000
Number of shares authorised (in shares)		3,500,000,000.0
Par value per share (in dollars per share)		$ 1.00
Number of shares issued (in shares)		2,004,743,442
Number of shares in entity held by entity or by its subsidiaries or associates					41,666,666
Legal reserve		$ 200,500
Undistributed reserve		1,400,000
Reserve of cash flow hedges, net of tax		$ (100)
Other reserves																				$ (80,000)

[1]	Shareholders’ equity is determined in accordance with accounting principles generally accepted in Luxembourg.
[2]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2017, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2017, the Company held 41,666,666 shares as treasury shares.
[3]	Include mainly legal reserve under Luxembourg law for $200.5 million, undistributable reserves under Luxembourg law for $1.4 billion, hedge accounting reserve, net of tax effect, for $0.6 million and reserves related to the acquisition of non-controlling interest in subsidiaries for $(88.5) million.
[4]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.
[5]	Represents $0.10 per share ($1.00 per ADS). Related to the dividends distributed on May 3, 2017, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to $4.2 million were included in equity as less dividend paid.
[6]	Corresponds to the dividends paid by Ternium Argentina S.A.
[7]	Shareholders’ equity is determined in accordance with accounting principles generally accepted in Luxembourg.
[8]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2018, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2018, the Company held 41,666,666 shares as treasury shares.
[9]	Include mainly legal reserve under Luxembourg law for $200.5 million, undistributable reserves under Luxembourg law for $1.4 billion, hedge accounting reserve, net of tax effect, for $0.5 million and reserves related to the acquisition of non-controlling interest in subsidiaries for $(88.5) million.
[10]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.
[11]	Represents $0.11 per share ($1.10 per ADS). Related to the dividends distributed on May 2, 2018, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to $4.6 million were included in equity as less dividend paid.
[12]	Corresponds to the dividends paid by Ternium Argentina S.A.
[13]	Shareholders’ equity determined in accordance with accounting principles generally accepted in Luxembourg is disclosed in Note 25 (iii).
[14]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2019, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2019, the Company held 41,666,666 shares as treasury shares.
[15]	Include mainly legal reserve under Luxembourg law for $200.5 million, undistributable reserves under Luxembourg law for $1.4 billion, hedge accounting reserve, net of tax effect, for $(0.1) million and reserves related to the acquisition of non-controlling interest in subsidiaries for $(80.0) million.
[16]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.
[17]	Represents $0.12 per share ($1.12 per ADS). Related to the dividends distributed on May 6, 2019, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to $5.0 million were included in equity as less dividend paid.
[18]	Corresponds to the dividends paid by Ternium Argentina S.A.
[19]	Corresponds to the acquisition of non-controlling interest participation of Ternium Argentina S.A..